AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (94.5%)	Value	(a)
	Banking (2.3%)
	Comerica, Inc.
$1,750,000	2.500%, 07/23/24	$1,675,198

	The Huntington National Bank
500,000	3.550%, 10/06/23	499,871
		2,175,069

	Basic Industry (2.4%)
	Metals and Mining (1.5%)
	Cleveland-Cliffs, Inc.
1,500,000	6.750%, 04/15/30 144A	1,401,925

	Paper (0.9%)
	Mercer International, Inc.
975,000	5.500%, 01/15/26	915,775
	Total Basic Industry	2,317,700

	Brokerage/Asset Managers/ Exchanges (1.3%)
	LPL Holdings, Inc.
1,375,000	4.625%, 11/15/27 144A	1,270,336

	Capital Goods (8.9%)
	Aerospace/Defense (1.5%)
	TransDigm, Inc.
1,500,000	6.875%, 12/15/30 144A	1,470,816

	Building Materials (3.0%)
	Builders FirstSource, Inc.
1,253,000	5.000%, 03/01/30 144A	1,117,184

	PGT Innovations, Inc.
1,866,000	4.375%, 10/01/29 144A	1,720,607
		2,837,791

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Diversified Manufacturing (2.9%)
	WESCO Distribution, Inc.
$2,750,000	7.250%, 06/15/28 144A	$2,763,342

	Packaging (1.5%)
	Ball Corp.
500,000	4.000%, 11/15/23	497,706

	Berry Global, Inc.
1,000,000	5.625%, 07/15/27 144A	966,032
		1,463,738
	Total Capital Goods	8,535,687

	Communications (1.5%)
	Cable Satellite (1.5%)
	Viasat, Inc.
1,550,000	5.625%, 09/15/25 144A	1,431,813

	Consumer Cyclical (28.1%)
	Automotive (4.5%)
	Allison Transmission, Inc.
500,000	5.875%, 06/01/29 144A	471,450

	Ford Holdings LLC
1,000,000	9.300%, 03/01/30	1,086,790

	Ford Motor Company
500,000	6.100%, 08/19/32	470,956

	Ford Motor Credit Co. LLC
1,000,000	5.584%, 03/18/24	993,638

	JB Poindexter & Co., Inc.
1,350,000	7.125%, 04/15/26 144A	1,313,313
		4,336,147

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Cyclical Services (5.3%)
	ASGN, Inc.
$1,575,000	4.625%, 05/15/28 144A	$1,405,112

	Cars.com, Inc.
1,850,000	6.375%, 11/01/28 144A	1,681,188

	Cushman & Wakefield US Borrower LLC
2,100,000	6.750%, 05/15/28 144A	1,937,460
		5,023,760

	Gaming (5.9%)
	Caesars Entertainment, Inc.
1,500,000	6.250%, 07/01/25 144A	1,479,469

	Churchill Downs, Inc.
600,000	5.500%, 04/01/27 144A	571,915
2,000,000	4.750%, 01/15/28 144A	1,804,082

	Penn Entertainment, Inc.
500,000	5.625%, 01/15/27 144A	470,260

	VICI Properties LP/VICI Note Co., Inc.
1,500,000	4.625%, 12/01/29 144A	1,330,575
		5,656,301

	Home Construction (1.7%)
	Century Communities, Inc.
1,675,000	6.750%, 06/01/27	1,646,044

	Leisure (4.6%)
	Live Nation Entertainment, Inc.
1,475,000	4.875%, 11/01/24 144A	1,449,188
1,550,000	4.750%, 10/15/27 144A	1,419,219

	Royal Caribbean Cruises Ltd.
1,500,000	8.250%, 01/15/29 144A	1,556,192
		4,424,599

	Lodging (1.3%)
	Marriott Ownership Resorts, Inc.
1,450,000	4.750%, 01/15/28	1,269,084

	Restaurants (0.9%)
	Dave & Buster's, Inc.
880,000	7.625%, 11/01/25 144A	879,610

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Retailers (3.9%)
	Academy Ltd.
$2,050,000	6.000%, 11/15/27 144A	$1,937,660

	Bath & Body Works, Inc.
870,000	6.694%, 01/15/27	843,635
1,000,000	7.500%, 06/15/29	987,821
		3,769,116
	Total Consumer Cyclical	27,004,661

	Consumer Non-Cyclical (8.2%)
	Food and Beverage (2.5%)
	Performance Food Group, Inc.
1,075,000	6.875%, 05/01/25 144A	1,073,656

	US Foods, Inc.
1,500,000	4.750%, 02/15/29 144A	1,340,652
		2,414,308

	Healthcare (1.1%)
	IQVIA, Inc.
1,150,000	5.000%, 10/15/26 144A	1,099,459

	Supermarkets (4.6%)
	Albertsons Cos Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
1,325,000	4.625%, 01/15/27 144A	1,251,089
1,300,000	5.875%, 02/15/28 144A	1,251,222

	SEG Holding LLC/ SEG Finance Corp.
1,875,000	5.625%, 10/15/28 144A	1,879,688
		4,381,999
	Total Consumer Non-Cyclical	7,895,766

	Electric (1.3%)
	Midland Cogeneration Venture LP
1,308,969	6.000%, 03/15/25 144A	1,292,606

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (13.1%)
	Independent (1.1%)
	Occidental Petroleum Corp.
$1,000,000	7.500%, 05/01/31	$1,061,243

	Midstream (8.4%)
	Cheniere Energy, Inc.
1,000,000	4.625%, 10/15/28	919,451

	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
1,100,000	5.750%, 04/01/25	1,082,114
1,000,000	8.000%, 04/01/29 144A	1,025,737

	Global Partners LP/GLP Finance Corp.
1,175,000	7.000%, 08/01/27	1,145,028

	New Fortress Energy, Inc.
3,300,000	6.750%, 09/15/25 144A	3,150,200

	The Williams Cos, Inc.
750,000	4.500%, 11/15/23	748,126
		8,070,656

	Oil Field Services (3.6%)
	Transocean Titan Financing Ltd.
1,750,000	8.375%, 02/01/28 144A	1,780,625

	USA Compression Partners LP/USA Compression Finance Corp.
1,700,000	6.875%, 04/01/26	1,665,223
		3,445,848
	Total Energy	12,577,747

	Finance Companies (5.5%)
	Fortress Transportation and Infrastructure Investors LLC
1,492,000	6.500%, 10/01/25 144A	1,466,404
2,250,000	9.750%, 08/01/27 144A	2,327,265

	OneMain Finance Corp.
1,500,000	6.125%, 03/15/24	1,495,243
		5,288,912
	Total Finance Companies	5,288,912

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Other Financial (2.2%)
	Credit Acceptance Corp.
$1,250,000	5.125%, 12/31/24 144A	$1,217,469

	The Howard Hughes Corp.
980,000	5.375%, 08/01/28 144A	863,449
		2,080,918
	Total Other Financial	2,080,918

	Other Industrial (1.9%)
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/25 144A	1,828,426

	REITs (4.9%)
	Other REITs (4.9%)
	RHP Hotel Properties LP/RHP Finance Corp.
1,000,000	4.750%, 10/15/27	910,000

	Rithm Capital Corp.
2,163,000	6.250%, 10/15/25 144A	2,052,276

	XHR LP
1,800,000	6.375%, 08/15/25 144A	1,767,222
		4,729,498

	Technology (7.0%)
	Black Knight InfoServ LLC
750,000	3.625%, 09/01/28 144A	671,588

	Coherent Corp.
1,500,000	5.000%, 12/15/29 144A	1,300,560

	Elastic NV
1,000,000	4.125%, 07/15/29 144A	851,656

	Iron Mountain, Inc.
925,000	4.875%, 09/15/27 144A	853,178
1,375,000	5.250%, 03/15/28 144A	1,271,157

	SS&C Technologies, Inc.
825,000	5.500%, 09/30/27 144A	778,503

	Zoominfo Technologies LLC/Zoominfo Finance Corp.
1,250,000	3.875%, 02/01/29 144A	1,041,806
		6,768,448

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Principal Amount	Corporate Bonds (continued)		Value	(a)
	Transportation (5.9%)
	Airlines (2.4%)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
$1,833,333	5.500%, 04/20/26 144A		$1,790,548

	United Airlines, Inc.
500,000	4.375%, 04/15/26 144A		462,395
			2,252,943

	Railroads (2.0%)
	Watco Cos. LLC/Watco Finance Corp.
2,050,000	6.500%, 06/15/27 144A		1,946,885

	Transportation Services (1.5%)
	Cargo Aircraft Management, Inc.
1,650,000	4.750%, 02/01/28 144A		1,473,078
	Total Transportation		5,672,906
	Total Corporate Bonds (cost $95,818,975)		90,870,493

Shares	Short-Term Investment (4.4%)
4,241,836	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.23%* (cost $4,241,836)		4,241,836

	Total Investments (cost $100,060,811 - note b)	98.9%	95,112,329
	Other assets less liabilities	1.1	1,028,951
	Net Assets	100.0%	$ 96,141,280

* The rate is an annualized seven-day yield at period end.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $70,957,547 or 73.8% of net assets.

AQUILA HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Portfolio Distribution	Percent of Investments
Aerospace/Defense	1.6%
Airlines	2.5
Automotive	4.8
Banking	2.4
Brokerage/ Asset Managers/ Exchanges	1.4
Building Materials	3.1
Cable Satellite	1.6
Consumer Cyclical Services	5.5
Diversified Manufacturing	3.0
Electric	1.4
Finance Companies	5.8
Food and Beverage	2.7
Gaming	6.2
Healthcare	1.2
Home Construction	1.8
Independent	1.2
Leisure	4.9
Lodging	1.4
Metals and Mining	1.5
Midstream	8.9
Oil Field Services	3.8
Other Financial	2.3
Other Industrial	2.0
Other REITs	5.2
Packaging	1.6
Paper	1.0
Railroads	2.1
Restaurants	1.0
Retailers	4.2
Supermarkets	4.8
Technology	7.5
Transportation Services	1.6
100.0%

See accompanying notes to financial statements.

AQUILA HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2023 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $100,637,237 amounted to $5,524,908, which consisted of aggregate gross unrealized appreciation of $11,086 and aggregate gross unrealized depreciation of $5,535,994.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$4,241,836
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	90,870,493
Level 3 – Significant Unobservable Inputs	—
Total	$95,112,329
+See schedule of investments for a detailed listing of securities.